Average Annual Total Returns			12 Months Ended	35 Months Ended	60 Months Ended	120 Months Ended
		Apr. 25, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MML Blend Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent			14.64%		7.86%	7.90%
MML Blend Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent			14.36%		7.59%	7.63%
MML Blend Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%		13.86%	12.55%
MML Blend Fund | Lipper Balanced Fund Index (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.83%		6.80%	6.78%
MML Blend Fund | Custom Balanced Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		15.13%		8.80%	8.57%
MML Blend Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%		15.69%	12.03%
MML Equity Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent			19.39%		10.80%	9.07%
MML Equity Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent			19.09%		10.53%	8.80%
MML Equity Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		23.81%		13.86%	12.55%
MML Equity Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.37%		8.68%	8.49%
MML Inflation-Protected and Income Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent			2.72%		2.10%	2.41%
MML Inflation-Protected and Income Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent			2.59%		1.85%	2.16%
MML Inflation-Protected and Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)(1)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		1.25%		(0.33%)	1.35%
MML Inflation-Protected and Income Fund | Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.84%		1.87%	2.24%
MML iShares® 60/40 Allocation Fund | Class II
Prospectus [Line Items]
Average Annual Return, Percent			10.91%	4.10%
Performance Inception Date		Feb. 11, 2022
MML iShares® 60/40 Allocation Fund | Service Class I
Prospectus [Line Items]
Average Annual Return, Percent			10.61%	3.83%
Performance Inception Date		Feb. 11, 2022
MML iShares® 60/40 Allocation Fund | Lipper Balanced Fund Index (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.83%	4.00%
MML iShares® 60/40 Allocation Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%	4.82%
MML iShares® 60/40 Allocation Fund | MSCI ACWI (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		17.49%	7.04%
MML iShares® 80/20 Allocation Fund | Class II
Prospectus [Line Items]
Average Annual Return, Percent			14.45%	5.82%
Performance Inception Date		Feb. 11, 2022
MML iShares® 80/20 Allocation Fund | Service Class I
Prospectus [Line Items]
Average Annual Return, Percent			14.19%	5.56%
Performance Inception Date		Feb. 11, 2022
MML iShares® 80/20 Allocation Fund | Lipper Balanced Fund Index (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.83%	4.00%
MML iShares® 80/20 Allocation Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%	4.82%
MML iShares® 80/20 Allocation Fund | MSCI ACWI (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		17.49%	7.04%
MML Managed Bond Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent			3.88%		0.45%	1.79%
MML Managed Bond Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent			3.62%		0.20%	1.54%
MML Managed Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%		(0.33%)	1.35%
MML Short-Duration Bond Fund | Class II
Prospectus [Line Items]
Average Annual Return, Percent			6.48%		1.69%	2.07%
MML Short-Duration Bond Fund | Service Class I
Prospectus [Line Items]
Average Annual Return, Percent			6.11%		1.43%	1.81%
MML Short-Duration Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		1.25%		(0.33%)	1.35%
MML Short-Duration Bond Fund | Bloomberg U.S. Aggregate 1-3 Year Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.39%		1.53%	1.61%
MML Small Cap Equity Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent			12.94%		10.64%	9.16%
MML Small Cap Equity Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent			12.66%		10.37%	8.89%
MML Small Cap Equity Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		23.81%		13.86%	12.55%
MML Small Cap Equity Fund | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.54%		7.40%	7.82%
MML U.S. Government Money Market Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent			4.79%		2.15%	1.42%
MML U.S. Government Money Market Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		1.25%		(0.33%)	1.35%
MML U.S. Government Money Market Fund | FTSE 3 Month US T Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.45%		2.54%	1.79%

[1]	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
[2]	The Custom Balanced Index is a hypothetical custom index which comprises the S&P 500 Index (60%) and Bloomberg U.S. Aggregate Bond Index (40%).
[3]	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.
[4]	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.
[5]	Effective July 24, 2024, the MSCI ACWI replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
[6]	Effective July 24, 2024, the MSCI ACWI replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
[7]	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.
[8]	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.
[9]	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the FTSE 3 Month US T Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the FTSE 3 Month US T Bill Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.